Shareholder Report, Holdings (Details)	Feb. 28, 2026
Class A | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Class A | Walmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
Class A | Nvidia [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class A | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class A | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
Class A | Amazon [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%
Class A | American Express [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
Class A | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
Class A | Netflix [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
Class A | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.32%
Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%
Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.62%
Class A | Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.18%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%
Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.75%
Class C | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Class C | Walmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
Class C | Nvidia [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class C | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
Class C | Amazon [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%
Class C | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
Class C | Netflix [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
Class C | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class C | Amercian Express [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
Class C | Berkshire Hathaway Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.32%
Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%
Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.62%
Class C | Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.18%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%
Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.75%
No Load | Walmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
No Load | Nvidia [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
No Load | Amazon [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%
No Load | American Express [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
No Load | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
No Load | Netflix [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
No Load | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
No Load | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
No Load | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
No Load | Berkshire Hathaway [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
No Load | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
No Load | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.32%
No Load | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%
No Load | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.62%
No Load | Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
No Load | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%
No Load | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
No Load | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
No Load | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.75%
No Load | Financail Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.18%